Acquisitions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended										1 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended						12 Months Ended			1 Months Ended	3 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended								1 Months Ended		1 Months Ended
	Mar. 30, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012	Nov. 27, 2012	Mar. 13, 2012	Sep. 30, 2010	Dec. 31, 2012 Senior Notes, 4.95% Due 2022 [Member]	Mar. 31, 2012 Senior Notes, 4.95% Due 2022 [Member]	Jan. 03, 2012 Senior Notes, 4.95% Due 2022 [Member]	Apr. 12, 2012 Texas Express [Member] mi in MBbls	Dec. 31, 2012 Texas Express [Member]	Apr. 12, 2012 Long Term Commitments [Member] Texas Express [Member] MBbls	Apr. 12, 2012 DCP Midstream, LLC [Member] Texas Express [Member] MBbls	Dec. 31, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member]	Mar. 28, 2013 Subsequent Event [Member]	Feb. 22, 2013 Subsequent Event [Member]	Jul. 03, 2012 Crossroads System [Member] MMcf	Dec. 31, 2012 Crossroads System [Member]	Dec. 31, 2011 Crossroads System [Member]	Jul. 03, 2012 Crossroads System [Member] Gas Gathering Pipeline [Member] mi	Jul. 03, 2012 Crossroads System [Member] NGL Pipeline [Member] mi	Jul. 03, 2012 Crossroads System [Member] Residue Gas Pipeline [Member] mi	Nov. 30, 2012 Eagle Ford System [Member]	Dec. 05, 2012 Eagle Ford System [Member]	Nov. 02, 2012 Eagle Ford System [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Dec. 31, 2011 Eagle Ford System [Member]	Dec. 31, 2010 Eagle Ford System [Member]	Mar. 28, 2013 Eagle Ford System [Member] Subsequent Event [Member] MMcf	Mar. 31, 2013 Eagle Ford System [Member] Subsequent Event [Member]	Mar. 28, 2013 Eagle Ford System [Member] Noncontrolling Interests [Member] Subsequent Event [Member]	Dec. 05, 2012 DCP Midstream Partners, LP [Member]	Nov. 02, 2012 DCP Midstream Partners, LP [Member]	Dec. 31, 2012 DCP Midstream Partners, LP [Member]	Dec. 31, 2011 DCP Midstream Partners, LP [Member]	Mar. 30, 2012 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Dec. 31, 2010 Southeast Texas [Member]	Dec. 31, 2012 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member] Senior Notes, 4.95% Due 2022 [Member]	Mar. 30, 2012 Southeast Texas [Member] Termination of Fee Based Storage Arrangement [Member]	Mar. 30, 2012 Southeast Texas [Member] Mitigate Gathering and Processing Commodity Price Risk [Member] Senior Notes, 4.95% Due 2022 [Member]	Jul. 02, 2012 Mont Belvieu Enterprise Fractionator [Member]	Jul. 02, 2012 Mont Belvieu 1 Fractionator [Member]	Jan. 31, 2012 East Texas System [Member]	Jan. 03, 2012 East Texas System [Member]	Dec. 31, 2012 East Texas System [Member]
Business Acquisition [Line Items]
Ownership interest acquired																				10.00%													50.00%	33.33%	33.33%	33.33%	46.67%	80.00%		46.67%	46.67%						66.67%	66.67%	66.67%	66.67%		66.67%	33.33%	66.67%	33.33%	66.67%			49.90%	49.90%	49.90%
Investments in unconsolidated affiliates						$ 108					$ 108																									$ 43		$ 1		$ 87
Aggregate consideration for acquisition																				85								63							107	438				626							240										200			165
Customary purchase price adjustments																																				7
Term loan																																				343																					140
Period of Term Loan Agreement																																				2 years																								2 years
Remaining consideration financed through issuance of common units, value																																				88				125							48										60			33
Issuance of common units	1,000,417																																	1,912,663		1,912,663				2,789,739								1,000,417									1,536,098		727,520	727,520
Excess purchase price over acquired assets											36																													23			8	156
Senior notes																																								490
Senior notes interest rate percentage	4.95%												2.50%	2.50%	4.95%	3.25%	4.95%	4.95%	4.95%							3.875%	2.50%
LLC and the amount paid cash on hand																																								11
Minority interests ownership percentage																					10.00%													33.33%			33.33%			33.33%							33.33%			33.33%	33.33%	33.33%	33.33%				12.50%	20.00%
Ownership interest percentage in subsidiary																																					80.00%	80.00%	80.00%	80.00%	80.00%						100.00%		100.00%	100.00%	100.00%
Payment of Purchase for Construction																																											57
Incremental Amount Included In Contribution Made																																			17					23			50
Contributed amount to project																																			19
Excess purchase price over acquired assets																																			9																						175
Reimbursement for DCP Midstream, LLC																																								50
Decrease in Non Controlling Interest																																								10
Investments in unconsolidated affiliates		304				108				304	108																	6									1			230		60
Capacity of Goliad Plant																																								200
Pipeline length																				580											8	20	11
Cryogenic processing plant																												80
Total operating revenue										2,761	3,700	3,201												5	(2)				27	114							1,040	1,342	1,093						2,761	3,700				788	839
Net income (loss)		71	8	85	34	17	80	61	5	198	163	101																	2	4							33	42	10						198	163				34	43
Business Acquisition Cost of Acquired Entity Additional Consideration																																																										5
Business acquisition, portion of purchase price paid in cash																				11																											192													132
Committed Construction Costs																				75
Pipeline diameter in inches																				20
Pipeline initial capacity																				280		252	20
Derivatives purchased in an acquisition																																															40								25	15
Deficit purchase price										$ 32																																					$ 9													$ 23
Ownership interest percentage by parent																																																												50.10%